INVENTORIES	12 Months Ended
Apr. 30, 2018
Classes of current inventories [abstract]
INVENTORIES

NOTE 7 INVENTORIES

TSEK	APR 30, 2018	APR 30, 2017
Raw materials and necessities	3,093	5,581
Work in progress	6,653	8,104
Total	9,746	13,685

During the financial year ended April 30, 2018 goods of TSEK 0 compared to TSEK 0 as of April, 2017 and TSEK 2,383 as of April 30, 2016 were carried as an expense and goods valued at TSEK 1,070 as of April 30, 2018 compared to TSEK 5,736 as of April 30, 2017 and TSEK 229 as of April 30, 2016 have been written down, which mainly drives from finished goods intended for the Russian market.

The change in the line item “Work in progress” during the year are recognized in the income statement in “Change in inventories of products in progress and finished goods”.